Loans Payable	12 Months Ended
Dec. 31, 2021
Loans Payable
Loans Payable
8.	LOANS PAYABLE

In November 2019 and January 2020, the Group received $2,317 and $183 in loans respectively, pursuant to an unsecured non-revolving term loan credit facility agreement (the "Credit Facility") with a syndicate of lenders (the "Lenders"), two of whom are related parties. The loans earned interest at 10% per annum, payable on repayment of the loans. The loans including accrued interest were repaid to the Lenders in January and February 2020. For the year ended December 31, 2021, as the loans were repaid in 2020, the loans balance was $nil and finance expenses included $nil interest (2020 – included interest of $9, of which $5, was paid to the two related parties).

As consideration for entering into the Credit Facility, the Group issued to the Lenders, on a pro rata basis, 466,666 share purchase warrants, of which 153,333 warrants were issued to the two related parties, each warrant exercisable for one share at the exercise price of $0.75 per share until December 2, 2021. During the year ended December 31, 2021, 66,667 (2020 – 200,000) warrants were exercised. The balance of 199,999 warrants expired unexercised (note6(c)).